Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings Per Common Share

(dollars in thousands, except per share data)	2023	2022	2021
Net income available to common shareholders	$956	$20,751	$22,517
Weighted average common shares outstanding	7,039,323	7,063,054	7,148,144
Effect of dilutive equity-based awards	—	—	—
Weighted average dilutive common shares outstanding	7,039,323	7,063,054	7,148,144
Basic earnings per share	$0.14	$2.94	$3.15
Diluted earnings per share	$0.14	$2.94	$3.15